Long-term Receivables (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Long-term receivables	$ 504,700		$ 504,700		$ 775,000	$ 1,292,800
Incremental borrowing rate, description					The receivable represents the present value of the fixed minimum annual payments due under the license agreements, discounted at the Company’s incremental borrowing rate of 6.32% for two licensees that renewed in 2022, 8.14% for a licensee that renewed in January 2025 and 5.52% for a new licensee in June 2025.
Accrued commission payable	75,300		75,300		$ 96,100	128,500
Accounts receivable, current	568,900		568,900		599,400	545,700
Unamortized balance of long-term receivables	504,700		504,700		775,000	1,292,800
Interest income recognized					90,200	110,500
Interest income	7,800	$ 5,500	15,000	$ 10,500	23,100	$ 16,100
Imputed interest	$ 75,300		$ 75,300		$ 90,200